Property Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	Right of use assets	Office and computer equipment	Fixtures and fittings	Total
	(in thousands)
	£	£	£	£
Cost:
At December 31, 2023	1,338	349	606	2,293
Additions	—	4	9	13
Disposals	(771)	(97)	(313)	(1,181)
Effect of foreign currency exchange differences	7	—	—	7
At December 31, 2024	574	256	302	1,132
Depreciation:
At December 31, 2023	953	314	505	1,772
Charge for the year	207	34	96	337
Disposals	(771)	(97)	(313)	(1,181)
Effect of foreign currency exchange differences	7	—	—	7
At December 31, 2024	396	251	288	935

Cost:
At December 31, 2024	574	256	302	1,132
Additions	—	—	20	20
Re-measurement	520	—	—	520
At December 31, 2025	1,094	256	322	1,672
Depreciation:
At December 31, 2024	396	251	288	935
Charge for the year	65	3	11	79
At December 31, 2025	461	254	299	1,014

Net book value:
At December 31, 2025	633	2	23	658
At December 31, 2024	178	5	14	197